Subsequent Events (Narrative) (Details) (Subsequent Event [Member]) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Mar. 25, 2014 USD ($)	Mar. 25, 2014 CNY	Mar. 25, 2014 SNTON Group Co., Ltd [Member] USD ($)	Mar. 25, 2014 SNTON Group Co., Ltd [Member] CNY
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other	6,912,503	6,912,503
Equity Method Investment, Ownership Percentage			52.90%	52.90%
Stock Issued During Period, Value, Other	$ 16,573	101,800
Capital			$ 42,328	260,000
Sale of Stock, Price Per Share	$ 2.40